OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities Explanatory [Abstract]
Disclosure Of Other Liabilities Explanatory [text Block]
NOTE 19. OTHER LIABILITIES

Other liabilities consist of the following:

Other liabilities	December 31, 2018	December 31, 2017
In millions of COP
Payables	1,638,010	1,838,806
Suppliers	1,386,809	1,254,484
Advances (1)	1,043,611	393,007
Collection services	884,805	377,288
Employee benefits and bonuses (2)	351,697	336,285
Security contributions	341,872	356,498
Dividends (3)	267,468	16,182
Salaries and other labor obligations	265,337	245,369
Advances in leasing operations and loans	133,377	171,421
Liabilities from contracts with customers (4)	75,845	118,857
Provisions (5)	63,474	84,294
Deferred interests	44,598	84,824
Other (6)	271,350	519,167
Total	6,768,253	5,796,482

(1)
For the year 2018 and 2017 advances includes the amount received by the Bank in balances related to insurance operations amounting to COP 67,136 and COP 54,967, respectively, balances held by court order amounting to COP 62,861 and COP 50,152, respectively, gain on derivatives first day valuation amounting to COP 55,573 and COP 39,706, respectively, excess cash amounting to COP 5,161 and COP 9,012, respectively and balances of credit cards charges pending to be applied amounting to COP 7,214 and COP 10,116. Additionally, for the year 2018, the line includes guaranteed deposits for capital market transactions in foreign currency for COP 459,966.

(2)	For further information related to other employee benefit plans, see Note 18 "Employees benefit plans".
(3)	The increase is due to the last installement payment effective for the dividends approved by the annual shareholders’ meeting that took place in 2018.
(4)	See Note. 24.3 " Fees and commissions"
(5)	See Note 20 "Provisions and contingent’s liabilities".
(6)	For further information see Note 11 “Income tax”